Common Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			3 Months Ended		6 Months Ended
	Jun. 17, 2024	Mar. 18, 2024	Jan. 22, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jan. 31, 2023
Class of Stock [Line Items]
Share lending arrangement, shares outstanding (in shares)					12,081,900						14,443,270
Share options exercised in period (in shares)							0		411,336
Dividend paid per share (in USD per share)	$ 0.10	$ 0.05	$ 0.05	$ 0.10	$ 0.05	$ 0.05
Dividends paid	$ 23.9	$ 11.9	$ 11.9
Drew Holdings Limited
Class of Stock [Line Items]
Common stock, shares issued but not available for trading (in shares)												15,000,000
Convertible Bonds
Class of Stock [Line Items]
Share lending arrangement, shares authorized (in shares)							25,000,000		25,000,000
Lending fee, per investor							0.50%		0.50%
Lending fee							1.00%		1.00%
Gross deferred finance charge, share lending arrangement												$ 12.4
Share lending arrangement, shares outstanding (in shares)							12,081,900		12,081,900
Deferred finance charge, share lending arrangement, amortization							$ 0.6	$ 1.0	$ 1.2	$ 1.0
Convertible Bonds | Short-term debt
Class of Stock [Line Items]
Deferred finance costs							2.5		2.5		$ 2.5
Convertible Bonds | Long-term debt
Class of Stock [Line Items]
Deferred finance costs							$ 6.4		$ 6.4		$ 7.6
Convertible Bonds | Drew Holdings Limited
Class of Stock [Line Items]
Share lending arrangement, shares issued (in shares)												15,000,000